Merger and Issuance of Common Stock to Terra Offshore REIT - Summary of the assets acquired and liabilities assumed (Details) - Terra Property Trust 2 Inc	2 Months Ended
Mar. 01, 2020 USD ($)
Business Acquisition
Equity issued in the Merger	$ 34,630,615
Total Consideration	34,630,615
Net Assets of TPT2 Received in the Merger
Loans held for investment acquired through participation	17,688,741
Cash and cash equivalents	16,897,074
Interest receivable	134,543
Other assets	18,384
Accounts payable and accrued expenses	(57,433)
Due to Manager	(50,694)
Total identifiable net assets	$ 34,630,615